SEGMENT INFORMATION - Summary of Segment Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues from external customers	$ 55,089	$ 24,268	$ 20,876
Less:
Cost of revenues	42,184	25,429	32,490
Research and development expenses	56,478	73,817	92,676
Sales and marketing expenses	5,751	7,474	8,777
General and administrative expenses	18,409	19,466	19,535
Financial income, net	(109)	(7,328)	(9,790)
Taxes on income	171	167	642
Segment loss	67,795	94,757	123,454
Other segment disclosures:
Depreciation and amortization expenses	5,873	7,786	9,192
Share-based compensation expenses	15,954	19,682	22,320
Interest income	3,340	5,107	6,227
Assets:
Segment assets	138,452	132,049	219,234
Expenditures for segment assets	$ 4,250	$ 4,412	$ 6,579